Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Reserves	Deficit	Non-controlling interests
Beginning balance at Dec. 31, 2017	$ 365,376	$ 383,297	$ 12,742	$ (38,794)	$ 8,131
Beginning balance, Shares at Dec. 31, 2017		80,949,759
Shares issued to settle debenture	15,504	$ 15,504
Shares issued to settle debenture, Shares		3,703,703
Shares issued on exercise of shareholder anti-dilution right	15,239	$ 15,239
Shares issued on exercise of shareholder anti-dilution right, Shares		4,200,000
Shares issued in equity financings	74,270	$ 74,270
Shares issued in equity financings, Shares		20,526,320
Shares issued in debt financings	1,320	$ 1,320
Shares issued in debt financings, Shares		350,000
Shares issued on exercise of warrants, stock options and RSUs	948	$ 3,937	(2,989)
Shares issued on exercise of warrants, stock options and RSUs, Shares		695,619
Share issue costs	(2,467)	$ (2,467)
Share-based compensation	5,649		5,649
Transfer of assets to Solaris				(7,395)	7,395
Disposal of interest in Koricancha Mill Joint Venture	355				355
Net loss and comprehensive loss	(66,896)			(65,534)	(1,362)
Ending Balance at Dec. 31, 2018	409,298	$ 491,100	15,402	(111,723)	14,519
Ending Balance, Shares at Dec. 31, 2018		110,425,401
Shares issued to settle debenture	10,110	$ 10,110
Shares issued to settle debenture, Shares		2,227,835
Shares issued in debt financings	0
Shares issued on exercise of warrants, stock options and RSUs	1,580	$ 4,476	(2,896)
Shares issued on exercise of warrants, stock options and RSUs, Shares		799,127
Equity component of Convertible Notes	10,217		10,217
Share-based compensation	5,236		5,236
Changes in non-controlling interest from equity offerings and other	3,446			(503)	3,949
Deconsolidation of Solaris	(16,504)				(16,504)
Net loss and comprehensive loss	(20,324)			(18,360)	$ (1,964)
Ending Balance at Dec. 31, 2019	$ 403,059	$ 505,686	$ 27,959	$ (130,586)
Ending Balance, Shares at Dec. 31, 2019		113,452,363